Financial Information of the Parent Company - Schedule of Statements of Comprehensive Loss (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating costs and expenses:
Selling, general and administrative	¥ (41,062,420)	$ (5,625,528)	¥ (8,549,401)	¥ 5,677,577
Impairment of long-term prepayments			(54,923,757)
Share of (loss) income of subsidiaries, VIEs and VIEs’ subsidiaries	7,548,905	1,033,939	(310,027,579)	(204,839,384)
Net loss	(33,513,515)	(4,591,589)	(373,500,737)	(199,161,807)
Net loss attributable to ordinary shareholders	(33,513,515)	(4,591,589)	(373,500,737)	(199,161,807)
Other comprehensive income
Foreign currency translation adjustments	164,690	22,563	3,575,835	2,120,397
Total other comprehensive income	164,690	22,563	3,575,835	2,120,397
Comprehensive loss	¥ (33,348,824)	$ (4,569,026)	¥ (369,924,902)	¥ (197,041,410)